FORECLOSED REAL ESTATE	12 Months Ended
Dec. 31, 2012
FORECLOSED REAL ESTATE
NOTE 7.	FORECLOSED REAL ESTATE

A summary of foreclosed real estate are presented as follows:

	Years Ended December 31,
	2012	2011
Balance, beginning of year	$18,151,601	$8,917,239
Additions	3,371,256	10,270,956
Capitalized expenses	449,679	92,108
Writedowns	(763,358)	(351,680)
Sales	(163,281)	(31,749)
Internally financed sales	(1,708,011)	(708,607)
Net gain (loss) on sales	(37,993)	(36,666)
Deferred gain on sale	187,292	—

Balance, end of year	$19,487,185	$18,151,601

Included in the amount of writedowns above are direct charges related to specifically identified declines in value of $33,139 and $166,680 for the years ended December 31, 2012 and 2011, respectively. During the year ended December 31, 2012, the general reserve was funded by $730,219 for probable losses related to selling and holding costs. During the year ended December 31, 2011, a general reserve of $185,000 was established for probable losses related to selling and holding costs.

As of December 31, 2012 and 2011, deferred gains on sales of foreclosed real estate of $396,962 and $312,950, respectively are included in the balance sheet as a reduction of loans.

(Income) expenses applicable to foreclosed real estate include the following:

	Years Ended December 31,
	2012	2011
Net loss on sales of real estate	$37,993	$36,666
Operating expenses, net of rental income	697,952	705,966

Total	$735,945	$742,632